Capital Stock and Reserves - Inputs used (Details) - Stock options	12 Months Ended
	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Maximum term of options	5 years
Expected life | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	3.5	3.5
Annualized volatility | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.5544	0.5322
Dividend rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0	0
Risk-free interest rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.0259	0.0344